AUDITORS' REMUNERATION (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AUDITORS' REMUNERATION [abstract]
Auditor's remuneration for audit services	¥ 8,400,000	¥ 8,400,000	¥ 8,400,000
Auditor's remuneration for non-audit services	¥ 930,000	¥ 750,000	¥ 950,000